Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000097933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000097932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000112453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000112454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000158840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000097936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
C000097937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
C000112457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
C000112458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
C000158842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderately Aggressive ETF Portfolio
C000097934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate ETF Portfolio
C000097935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate ETF Portfolio
C000112455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate ETF Portfolio
C000112456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate ETF Portfolio
C000158841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate ETF Portfolio
Without Sales Load [Member] | C000097933
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%	13.93%	4.19%	5.54%
Without Sales Load [Member] | C000097932
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%	13.59%	3.93%	5.28%
Without Sales Load [Member] | C000112453
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	13.44%	3.83%	5.18%
Without Sales Load [Member] | C000112454
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%	13.17%	3.57%	4.92%
Without Sales Load [Member] | C000158840
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%	11.84%	(1.85%)	2.13%
Without Sales Load [Member] | C000097936
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%	22.27%	5.96%	7.44%
Without Sales Load [Member] | C000097937
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%	22.00%	5.68%	7.17%
Without Sales Load [Member] | C000112457
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	21.86%	5.59%	7.07%
Without Sales Load [Member] | C000112458
Average Annual Return [Line Items]
Average Annual Return, Percent	11.39%	21.58%	5.34%	6.82%
Without Sales Load [Member] | C000158842
Average Annual Return [Line Items]
Average Annual Return, Percent	11.65%	22.08%	5.67%	6.98%
Without Sales Load [Member] | C000097934
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%	17.45%	5.09%	6.68%
Without Sales Load [Member] | C000097935
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%	17.23%	4.85%	6.43%
Without Sales Load [Member] | C000112455
Average Annual Return [Line Items]
Average Annual Return, Percent	8.74%	17.05%	4.73%	6.32%
Without Sales Load [Member] | C000112456
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%	16.81%	4.48%	6.05%
Without Sales Load [Member] | C000158841
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	17.37%	3.30%	5.44%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%